Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 20% Portfolio	Apr. 30, 2025 USD ($)
VIP FundsManager 20% Portfolio - Service Class
Expense Example:
1 year	$ 52
3 years	191
5 years	348
10 years	803
VIP FundsManager 20% Portfolio - Service Class 2
Expense Example:
1 year	67
3 years	238
5 years	430
10 years	$ 983